Business Combinations - Summary of Fair Values of Identifiable Net Assets (Details) € in Millions	Dec. 31, 2025 EUR (€)	Dec. 03, 2025	Jan. 31, 2025 EUR (€)
Liabilities
Goodwill from the acquisition			€ (6.9)
Biotheus Inc.,
Assets
Intangible assets			172.8
Property, plant and equipment and right-of-use assets			70.7
Cash and cash equivalents			122.4
Other assets non-current and current			20.6
Total assets			386.5
Liabilities
Non-current liabilities			36.3
Current liabilities			55.1
Total liabilities			91.4
Total identifiable net assets at fair value			295.1
Bargain from the acquisition			(15.0)
Consideration
Fair value of shares transferred			847.4
Cash paid (fractional shares)			767.8
Contingent consideration (milestones)			79.6
Effects in connection with pre-existing relationships			(567.3)
Total consideration			€ 280.1
CureVac
Assets
Intangible assets	€ 240.3
Property, plant and equipment and right-of-use assets	116.3
Cash and cash equivalents	264.5
Other assets non-current and current	26.3
Total assets	647.4
Liabilities
Non-current liabilities	43.5
Current liabilities	213.6
Total liabilities	257.1
Total identifiable net assets at fair value	390.3
Goodwill from the acquisition	10.6
Consideration
Fair value of shares transferred	1,001.1
thereof fair value of shares from first and second offer period transferred	868.4
thereof fair value of shares for the back-end measures	132.7
Cash paid (fractional shares)	0.1
Effects in connection with pre-existing relationships	(600.3)
Total consideration	€ 400.9
Shares issued (in shares)	12,075,629	184,071,410